Consolidated Statements of Changes in Stockholders’ Equity (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Net of offering cost	$ 411,015	$ 1,059,505